Submission	Aug. 11, 2025
Submission [Line Items]
Central Index Key	0001852440
Registrant Name	Jianzhi Education Technology Group Company Limited
Form Type	F-1
Submission Type	F-1
Fee Exhibit Type	EX-FILING FEES